Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

June 19, 2019

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention:  Jaea Hahn

RE:        Delaware Group Equity Funds IV (the “Registrant”)
File Nos. 811-04413; 033-00442

Dear Ms. Hahn:

On behalf of the Registrant, attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) containing one proxy statement/prospectus and related statement of additional information (“SAI”) to accomplish the following:

•
The purpose of registering shares of new series of the Trust in connection with the solicitation of First Investors Life Series Funds’ shareholders is to approve the reorganization of their funds into the new series of the Trust.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement becomes effective on July 19, 2019.  The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940.

Please be advised that concurrent with this filing, the Delaware Group Limited-Term Government Funds has filed a registration statement on Form N-14 which contains the same identical proxy statement/prospectus.  Thus, while two registrants today are filing two registration statements on Form N-14, there is only one form of proxy statement/prospectus that needs to be reviewed.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours, /s/ Jonathan M. Kopcsik Jonathan M. Kopcsik

cc:           Earthen Johnson
Macquarie Investment Management
Bruce G. Leto